Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of inventories

	December 31, 2021	December 31, 2020 (restated)
	€m	€m
Raw materials and consumables	95.8	80.5
Work in progress	64.9	46.5
Finished goods and goods for resale	249.9	217.3
Total inventories	410.6	344.3